Fees Summary	Aug. 19, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $8,500,000.00 .
Narrative - Max Aggregate Offering Price	$ 8,500,000.00